Income Taxes - Summary of Operating Loss Carryforwards and Expiration (Detail) - USD ($) $ in Thousands		3 Months Ended									9 Months Ended		12 Months Ended
		Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
State research and development credits													$ 2,346	$ 3,220
Net operating losses after tax from foreign local jurisdictions		$ 10,417	$ 162	$ 4,912	$ 3,867	$ 4,443	$ (1,557)	$ 8,478	$ 5,470	$ 5,295	$ 5,942	$ 13,222	$ 13,384	17,686	$ 14,961
Texas Margin Tax Credit Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards, expiration year													Indefinite
Tax credits													$ 310	310
Federal Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards, expiration year													2025-2034
Net operating loss carry forwards			15,722				8,474						$ 15,722	8,474
State Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards, expiration year													2025-2034
Net operating loss carry forwards			396				447						$ 396	447
Federal Research and Development Credit Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards, expiration year													2027-2034
Tax credits													$ 8,386	6,050
State Research and Development Credit Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards, expiration year													2034
State research and development credits													$ 1,857	498
Foreign Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards, expiration year	[1]												2018-Indefinite
Net operating loss carry forwards			$ 26,046				$ 25,690						$ 26,046	25,690
Foreign Local Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards, expiration year													2018-2020
Net operating losses after tax from foreign local jurisdictions													$ 517	686
Federal Foreign Tax Credit Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards, expiration year													2020-2024
Tax credits													$ 1,351	$ 1,342

[1]	Of the Company's foreign net operating loss carryforwards, $11,697,000 will expire between 2018 and 2030 if not utilized, and $14,349,000 will carryforward indefinitely.